Earnings Per Common Share - Reconciliation of Basic and Diluted Net Income Per Common Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Earnings Per Share [Abstract]
Net income	$ 32,577	$ 6,607	$ 87,662	$ 36,789	$ 65,774	$ 39,256	$ 44,833
Dividends and accretion of discount on preferred stock							3,643
Earnings available to common shareholder					$ 65,774	$ 39,256	$ 41,190
Weighted average common shares outstanding (Basic)	83,625,000	75,000,000	80,212,912	75,000,000	75,000,000	75,000,000	75,000,000
Weighted average restricted stock units	330,685	258,375	345,425	258,375	294,600	116,100
Weighted average common shares outstanding (Diluted)	83,955,685	75,258,375	80,558,337	75,258,375	75,294,600	75,116,100	75,000,000
Earnings per common share (Basic)	$ 0.39	$ 0.09	$ 1.09	$ 0.49	$ 0.88	$ 0.52	$ 0.55
Earnings per common share (Diluted)	$ 0.39	$ 0.09	$ 1.09	$ 0.49	$ 0.87	$ 0.52	$ 0.55